Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($)	(Accumulated deficit) / Retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2021 | shares			58,369,516
Beginning balance at Dec. 31, 2021		$ 1,836,928	$ 659	$ 2,855,798	$ (480,172)	$ (539,357)
Net income for the period		106,683				106,683
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,045,497
Issuance of restricted stock, net of forfeitures		(1)	$ 10	(11)
Amortization of restricted stock, net of forfeitures		10,676		10,676
Dividends paid	[1]	(11,778)		(11,778)
Write off of equity portion of Convertible Notes Due 2025		(1,746)		(1,746)
Ending balance (in shares) at Jun. 30, 2022 | shares			59,415,013
Ending balance at Jun. 30, 2022		1,940,762	$ 669	2,852,939	(480,172)	(432,674)
Beginning balance (in shares) at Dec. 31, 2022 | shares			61,262,838
Beginning balance at Dec. 31, 2022		2,506,808	$ 727	3,049,732	(641,545)	97,894
Net income for the period		325,638				325,638
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,807,750
Issuance of restricted stock, net of forfeitures		0	$ 18	(18)
Amortization of restricted stock, net of forfeitures		16,574		16,574
Entity's shares acquired (in shares) | shares			(8,070,680)
Dividends paid	[1]	(25,678)				(25,678)
Purchase of Treasury Shares		(398,944)			(398,944)
Ending balance (in shares) at Jun. 30, 2023 | shares			54,999,908
Ending balance at Jun. 30, 2023		$ 2,424,398	$ 745	$ 3,066,288	$ (1,040,489)	$ 397,854

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.